Liquidity risk - Schedule of Assets Pledged as Security (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Financial Risk Management [Abstract]
Trade receivables	SFr 266.4	SFr 280.8
Inventory	340.4	211.7
Assets pledged	SFr 606.9	SFr 492.5